Other financial assets	12 Months Ended
Dec. 31, 2018
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Other financial assets

15. Other financial assets

	2018 $m	2017 $m
Equity securities measured at fair value
Quoted equity shares	8	10
Unquoted equity shares	108	117

	116	127

Financial assets measured at amortised cost
Trade deposits and loans	50	43
Restricted funds	55	32
Bank accounts pledged as security	40	42

	145	117

Total other financial assets	261	244

Analysed as:
Current	1	16
Non-current	260	228

	261	244

Equity securities are measured at fair value through other comprehensive income and mainly comprise strategic investments in entities that own hotels which the Group manages. The fair value of the most significant investments at 31 December 2018 together with the dividend income received in 2018 is as follows:

	Fair value 2018 $m	Dividend income[a] 2018 $m
Investment in entity which owns:
InterContinental The Willard Washington DC	31	0
InterContinental San Francisco	31	6
InterContinental Grand Stanford Hong Kong	16	2
Other	38	1

	116	9

[a]	Reported as ‘other operating income and expenses’ in the Group income statement.

Equity securities were denominated in the following currencies: US dollars $91m (2017: $93m), Hong Kong dollars $16m (2017: $25m) and other currencies $9m (2017: $9m).

On 13 December 2017, the sale of Avendra, LLC (Avendra) to Aramark Services, Inc., resulted in the Group receiving cash proceeds of $75m from its 6.29% interest in Avendra and the recording of a $73m exceptional gain in the Group income statement (see note (6)). Prior to the sale, the Group’s investment in Avendra was included in unquoted equity shares. Avendra is a North American hospitality procurement services provider.

Trade deposits and loans include deposits of $66m made to a hotel owner in connection with a portfolio of management contracts. The deposits are non-interest-bearing and repayable at the end of the management contract terms, and are therefore held at a discounted value of $30m (2017: $28m); the discount unwinds to the income statement within ‘financial income’ over the period to repayment.

Restricted funds include $25m placed in a shortfall reserve deposit which is held for the specific purpose of funding shortfalls in owner returns relating to the Barclay associate. No amounts required release from the deposit during the year. Other restricted funds largely comprise cash ring-fenced to satisfy insurance claims.

The bank accounts pledged as security (£31m) are subject to a charge in favour of the members of the UK unfunded pension arrangement (see note 25).

The movement in the provision for impairment of equity securities during the year is as follows:

	2018 $m	2017 $m
At 1 January	(18)	(22)
Elimination of provision on adoption of IFRS 9	18	—
Disposals	0	4

At 31 December	0	(18)